Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Inventories
Inventories consisted of the following:

	March 31, 2022	December 31, 2021
Direct materials	$87,331	$83,943
Repair and distribution parts	58,056	54,156
Work-in-progress	47,056	31,298
Equipment	3,116	3,290

Total inventories	$195,559	$172,687

	March 31, 2022	December 31, 2021
Work-in-progress related to finance leases	$32,377	$36,169

Inventories consists of the following:

December 31,	2021	2020
Direct materials	$83,943	$119,342
Repair and distribution parts	54,156	52,125
Work-in-progress	31,298	25,185
Equipment	3,290	15,599

Total inventories	$172,687	$212,251

December 31,	2021	2020
Work-in-progress related to finance leases	$36,169	$—